UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05951

Special Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3 100 Mulberry Street Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Jonathan D. Shain

Gateway Center 3

100 Mulberry Street

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:     973-802-6469

Date of fiscal year end:     June 30, 2004

Date of reporting period:     December 31, 2003

Item 1—Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

SEMIANNUAL REPORT

DECEMBER 31, 2003

SPECIAL MONEY MARKET FUND, INC.

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

February 23, 2004

As you may know, the mutual fund industry recently has been the subject of much media attention. As president of Special Money Market Fund, Inc., I’d like to provide you with an update on the issues as they pertain to your fund.

Regulators and government authorities have requested information regarding trading practices from many mutual fund companies across the nation. Our fund family has been cooperating with inquiries it has received, and at the same time, Prudential Financial, Inc. has been conducting its own internal review. This review encompasses the policies, systems, and procedures of our fund family, Prudential Financial’s investment units and its proprietary distribution channels. The review also includes mutual fund trading activity by investment professionals who manage our funds.

Market timing

The frequent trading of shares in response to short-term fluctuations in the market is known as “market timing”. When market timing occurs in violation of a fund’s prospectus, in certain circumstances, a fund may have to sell portfolio securities to have the cash necessary to redeem the market timer’s shares. The redemption may happen when it is not advantageous to sell securities and result in harming the fund’s performance and/or subject the fund to additional transaction costs.

Prudential Investments LLC, the Fund’s investment manager, has actively discouraged market timing and for years our mutual fund prospectuses have identified and addressed this issue. Prudential Investments has established operating policies and procedures that are designed to detect and deter frequent trading activities that would be disruptive to the management of our mutual fund portfolios, and has rejected numerous orders placed by market timers in the past.

Late trading

The Securities and Exchange Commission requires that orders to purchase or redeem mutual fund shares be received either by the fund or by an intermediary (such as a broker, financial adviser, or 401(k) record keeper) before the time at which the fund calculates its net asset value (normally 4:00 p.m., Eastern time) if they are to receive that day’s price. The policies of our mutual funds do not make and have not made allowances for the practice known as “late trading”.

For more than 40 years we have offered investors quality investment products, financial guidance, and responsive customer service. Today we remain committed to this heritage and to the highest ethical principles in our investment practices.

Sincerely,

Judy A. Rice, President

Special Money Market Fund, Inc.

Special Money Market Fund, Inc./Money Market Series	1

Your Fund’s Performance

Fund Objective

The investment objective of Special Money Market Fund, Inc. (the Fund) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Fund Facts as of 12/31/03
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.19%	$1.00	82 Days	$3

Class B*	0.32%	$1.00	82 Days	$5

Class C*	0.32%	$1.00	82 Days	$1

Class B/C*	0.32%	$1.00	82 Days	$152

Class Z*	0.32%	$1.00	82 Days	$3

iMoneyNet, Inc. Taxable Prime Retail Avg.**	0.39%	N/A	58 Days	N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*	Class B, C, B/C, and Z shares are not subject to distribution and service (12b-1) fees.

**	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. For purposes of this report, iMoneyNet, Inc. reported the final 7-day current yield and WAM on the last Monday of the reporting period. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of December 29, 2003, the closest date to the end of our reporting period.

2

Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs for Special Money Market Fund, Inc. (Class B/C shares – yields only), and the iMoneyNet, Inc. Taxable Prime Retail Average every Tuesday from June 24, 2003 to December 29, 2003, the closest dates to the beginning and end of our reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. For purposes of this report, iMoneyNet, Inc. reported the final 7-day current yield and WAM on the last Monday of the reporting period. The data portrayed at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of December 31, 2003.

Special Money Market Fund, Inc./Money Market Series	3

This Page Intentionally Left Blank

Portfolio of Investments

as of December 31, 2003 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Bank Notes 5.5%

$4,000	American Express Centurion Bank 1.111%, 1/29/04(a)	$3,999,870
5,000	JP Morgan Chase & Co. 1.285%, 2/5/04(a)	5,000,598

		9,000,468

Certificates of Deposit - Yankee 12.3%

2,000	BNP Paribas 1.15%, 7/22/04	1,999,889
2,000	Danske Bank 1.29%, 10/18/04	1,999,840
7,000	Nordea Bank of Finland PLC 1.08%, 2/4/04	6,999,841
4,000	Royal Bank of Scotland PLC 1.35%, 4/19/04	4,000,000
5,000	Unicredito Italiano SpA 1.08%, 4/5/04	5,000,000

		19,999,570

Commercial Paper 29.8%

3,500	Alliance & Leicester PLC 1.09%, 3/12/04	3,492,476
1,020	Amsterdam Funding Corp. 1.09%, 1/15/04	1,019,568
2,500	Anz (Delaware), Inc. 1.10%, 1/12/04	2,499,160
5,000	Cargill Global Fund PLC 1.09%, 2/13/04	4,993,490
	Danske Corp.
1,100	1.10%, 2/24/04	1,098,185
1,000	1.13%, 2/25/04	998,319
2,754	Falcon Asset Securitization Corp. 1.10%, 2/3/04	2,751,223
4,100	HBOS Treasury Services PLC 1.10%, 3/19/04	4,090,228
6,125	Long Lane Master Trust IV 1.10%, 1/30/04	6,119,573
3,400	Nationwide Building Society 1.11%, 3/9/04	3,392,936

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	5

Portfolio of Investments

as of December 31, 2003 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

$1,000	New Center Asset Trust 1.10%, 2/25/04	$998,319
1,000	Nyala Funding LLC 1.16%, 2/18/04	998,453
1,000	Preferred Receivables Funding Corp. 1.09%, 1/26/04	999,243
1,225	Thunder Bay Funding, Inc. 1.07%, 1/15/04	1,224,490
4,000	1.10%, 2/12/04	3,994,867
1,026	Triple A One Funding Corp. 1.13%, 1/13/04	1,025,614
4,045	Volkswagen of America 1.10%, 1/22/04	4,042,404
5,000	Windmill Funding Corp. 1.08%, 2/6/04	4,994,599

		48,733,147

Loan Participation 0.6%

1,000	Countrywide Home Loan, Inc. 1.15%, 1/30/04	1,000,000

Other Corporate Obligations 27.0%

2,000	American Express Credit Corp. 1.20%, 1/5/04(a)	2,000,000
1,475	Associates Corp. of North America 5.50%, 2/15/04	1,482,239
1,000	Caterpillar Financial Services Corp. 1.33%, 2/4/04(a)	1,000,037
4,500	First Union Corp. 6.625%, 6/15/04	4,610,577
2,000	General Electric Capital Assurance Corp. 1.229%, 1/22/04(a)(b) (cost $2,000,000; purchased 7/17/03)	2,000,000
6,000	General Electric Capital Corp. 1.23%, 1/19/05(a)	6,000,000
8,000	Goldman Sachs Group, Inc. 1.313%, 3/15/04(a)	8,000,000
	Merrill Lynch & Co., Inc.
3,000	5.70%, 2/6/04	3,013,201
5,000	1.294%, 1/12/04(a)	5,000,000

See Notes to Financial Statements

6

Principal Amount (000)	Description	Value (Note 1)

$2,000	Metropolitan Life Insurance Co. 1.27%, 1/2/04(a)(b) (cost $2,000,000; purchased 10/01/03)	$2,000,000
5,000	Morgan Stanley Dean Witter Co. 1.283%, 1/15/04(a)	5,000,000
2,000	National City Bank 1.269%, 1/12/04(a)	2,001,196
1,000	Pacific Life Insurance Co. 1.288%, 3/15/04(a)	1,000,000
1,040	Wal Mart Stores, Inc. 7.50%, 5/15/04	1,064,314

		44,171,564

U.S. Government Agency Obligation 19.6%

4,000	Federal Home Loan Banks 1.25%, 7/2/04	4,000,000
3,000	Federal Home Loan Mortgage Corp. 1.43%, 9/3/04	3,000,000
	Federal National Mortgage Assoc.
4,000	1.01%, 2/4/04	3,996,184
1,000	5.625%, 5/14/04	1,016,146
1,405	0.00%, 5/28/04	1,397,953
1,000	6.50%, 8/15/04	1,032,568
3,000	1.30%, 8/30/04	2,997,022
3,500	1.47%, 9/22/04	3,500,000
3,000	1.50%, 9/24/04	2,999,794
4,000	1.35%, 10/22/04	4,000,000
4,000	1.43%, 11/15/04	4,000,000

		31,939,667

Repurchase Agreement 8.1%

	Joint Repurchase Agreement Account
13,269	1.00%, dated 12/31/03 due 1/2/04 in the amount of $13,269,737 value of collateral including accrued interest $13,269,000 (cost $13,269,000; Note 5)	13,269,000

	Total Investments 102.9% (amortized cost $168,113,416)(c)	168,113,416
	Liabilities in excess of other assets (2.9%)	(4,748,013)

	Net Assets 100%	$163,365,403

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	7

Portfolio of Investments

as of December 31, 2003 (Unaudited)

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $4,000,000, and is approximately 2.4% of net assets.
(c)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2003 was as follows:

Commercial Bank	25.4%
Federal Credit Agencies	19.5
Asset-Backed Securities	14.8
Security Brokers & Dealers	12.8
Joint Repurchase Agreement Participant	8.1
Bank Holding Companies—Domestic	5.9
Short-Term Business Credit	3.7
Grain Mills Products	3.1
Life Insurance	3.1
Motor Vehicle	2.5
Finance Services	1.2
Personal Credit	0.9
Variety Stores	0.7
Construction Machinery & Equipment	0.6
Mortgage Bankers	0.6

102.9
Liabilities in excess of other assets	(2.9)

100.0%

See Notes to Financial Statements

8

Statement of Assets and Liabilities

December 31, 2003	SEMI-ANNUAL REPORT

Special Money Market Fund, Inc.

Money Market Series

Statement of Assets and Liabilities

as of December 31, 2003 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$168,113,416
Cash	20,017
Receivable for Series shares sold	482,901
Interest receivable	375,478
Prepaid expenses	6,253

Total assets	168,998,065

Liabilities

Payable for investments purchased	5,000,000
Payable for Series shares reacquired	455,550
Accrued expenses	105,286
Management fee payable	70,878
Dividends payable	676
Distribution fee payable	272

Total liabilities	5,632,662

Net Assets	$163,365,403

Net assets were comprised of:
Common stock, $0.001 par value per share	$163,365
Paid-in capital in excess of par	163,202,038

Net assets, December 31, 2003	$163,365,403

See Notes to Financial Statements

10

Class A

Net asset value, offering price and redemption price per share ($2,804,844 ÷ 2,804,844 shares of common stock issued and outstanding)	$1.00

Class B

Net asset value, offering price and redemption price per share ($4,656,447 ÷ 4,656,447 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share ($1,083,261 ÷ 1,083,261 shares of common stock issued and outstanding)	$1.00

Class B/C

Net asset value, offering price and redemption price per share ($151,877,827 ÷ 151,877,827 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share ($2,943,024 ÷ 2,943,024 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	11

Statement of Operations

Six Months Ended December 31, 2003 (Unaudited)

Net Investment Income

Income
Interest and discount earned	$1,121,082

Expenses
Management fee	473,230
Distribution fee	1,797
Transfer agent’s fees and expenses	159,000
Reports to shareholders	51,000
Custodian’s fees and expenses	49,000
Registration fees	45,000
Legal fees and expenses	20,000
Audit fee	11,000
Directors’ fees	5,000
Insurance expense	2,000
Miscellaneous	1,876

Total expenses	818,903

Net investment income	302,179

Realized Gain On Investments

Net realized gain on investment transactions	454

Net Increase In Net Assets Resulting From Operations	$302,633

See Notes to Financial Statements

12

Statement of Changes in Net Assets

	Six Months Ended December 31, 2003	Year Ended June 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$302,179	$2,048,921
Net realized gain on investment transactions	454	5,996

Net increase in net assets resulting from operations	302,633	2,054,917

Dividends and distributions to shareholders (Note 1)
Class A	(2,807)	(16,465)
Class B	(8,680)	(23,153)
Class C	(3,491)	(9,756)
Class B/C	(283,167)	(1,995,994)
Class Z	(4,488)	(9,549)

	(302,633)	(2,054,917)

Fund share transactions (at $1.00 per share) (Note 4)
Proceeds from shares sold	46,096,535	236,444,840
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	271,791	1,838,509
Cost of shares reacquired	(89,412,410)	(257,976,620)

Net decrease in net assets from Series share transactions	(43,044,084)	(19,693,271)

Total decrease	(43,044,084)	(19,693,271)

Net Assets

Beginning of period	206,409,487	226,102,758

End of period	$163,365,403	$206,409,487

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	13

Notes to Financial Statements (Unaudited)

Special Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the “Series”). Investment operations of the Series commenced on January 22, 1990.

The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors.

The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted security held by the Fund at December 31, 2003 includes registration rights under which the Fund may demand registration by the issuer. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis.

14

Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to a subadvisory agreement between PI and Prudential Investment Management, Inc. (“PIM” or “Subadviser”), PIM furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, PIM, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of PIM, the cost of compensation of officers of the

Special Money Market Fund, Inc./Money Market Series	15

Notes to Financial Statements (Unaudited)

Cont’d

Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B, Class C, Class B/C and Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the year ended December 31, 2003.

PI, PIM and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended December 31, 2003, the Fund incurred fees of approximately $109,900 for the services of PMFS. As of December 31, 2003, approximately $17,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $8,800 in total networking fees, of which the amount relating to the services of Wachovia Securities LLC (“Wachovia”), was approximately $8,700 for the six months ended December 31, 2003. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

16

Note 4. Capital

The Series offers Class A, Class B, Class C, Class B/C and Class Z shares.

Prior to September 9, 2002 investors who held either Class B or Class C shares in the Strategic Partners funds who wished to exchange their shares for shares of the Funds received Class B/C shares of the Fund. Class B/C shares of the Fund have no front-end or back-end sales charges, and carry no 12b-1 fee. Effective September 9, 2002 investors who held Class B shares of any of the Strategic Partners funds who wish to exchange into the Fund will receive Class B shares of the Fund. Similarly, investors who held Class C shares of any of the Strategic Partners funds will receive Class C of the Fund. Class B and Class C shares of the Fund, like Class B/C, have no front-end or back-end charges, and carry no 12b-1 Fees.

The Strategic Partners investors who held Class B/C shares through September 9, 2002 have been grandfathered and will continue to hold those shares until they redeem.

The Fund has authorized two billion shares of beneficial interest at $.001 par value.

Transactions in shares of common stock (at $1 per share) were as follows:

Class A	Shares and Dollar Amount
Six Months ended December 31, 2003:
Shares sold	$5,941,130
Shares issued in reinvestment of dividends and distributions	2,495
Shares reacquired	(5,713,026)

Net increase (decrease) in shares outstanding	$230,599

Year ended June 30, 2003:
Shares sold	$3,649,440
Shares issued in reinvestment of dividends and distributions	14,864
Shares reacquired	(3,254,307)

Net increase (decrease) in shares outstanding	$409,997

Special Money Market Fund, Inc./Money Market Series	17

Notes to Financial Statements

Cont’d

Class B	Shares and Dollar Amount
Six Months ended December 31, 2003:
Shares sold	$4,567,266
Shares issued in reinvestment of dividends and distributions	8,142
Shares reacquired	(5,926,639)

Net increase (decrease) in shares outstanding	$(1,351,231)

September 9, 2002(a) through June 30, 2003:
Shares sold	$10,155,015
Shares issued in reinvestment of dividends and distributions	18,199
Shares reacquired	(4,165,536)

Net increase (decrease) in shares outstanding	$6,007,678

Class C
Six Months ended December 31, 2003:
Shares sold	$2,375,888
Shares issued in reinvestment of dividends and distributions	3,275
Shares reacquired	(3,478,664)

Net increase (decrease) in shares outstanding	$(1,099,501)

September 9, 2002(a) through June 30, 2003:
Shares sold	$7,002,202
Shares issued in reinvestment of dividends and distributions	8,299
Shares reacquired	(4,827,739)

Net increase (decrease) in shares outstanding	$2,182,762

Class B/C
Six Months ended December 31, 2003:
Shares sold	$32,548,812
Shares issued in reinvestment of dividends and distributions	253,348
Shares reacquired	(74,054,096)

Net increase (decrease) in shares outstanding	$(41,251,936)

Year ended June 30, 2003:
Shares sold	$212,997,652
Shares issued in reinvestment of dividends and distributions	1,787,535
Shares reacquired	(244,951,348)

Net increase (decrease) in shares outstanding	$(30,166,161)

18

Class Z	Shares and Dollar Amount
Six months ended December 31, 2003:
Shares sold	$663,439
Shares issued in reinvestment of dividends and distributions	4,531
Shares reacquired	(239,985)

Net increase (decrease) in shares outstanding	$427,985

Year ended June 30, 2002:
Shares sold	$2,640,531
Shares issued in reinvestment of dividends and distributions	9,612
Shares reacquired	(777,690)

Net increase (decrease) in shares outstanding	$1,872,453

(a)	Commencement of offering of Class B and Class C shares.

Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of December 31, 2003, the Fund had a 6.2% undivided interest in the joint account. The undivided interest for the Fund represents $13,269,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

JP Morgan Chase Securities, Inc., 1.00%, in the principal amount of $65,000,000, repurchase price $65,003,611, due 1/2/04. The value of the collateral including accrued interest was $66,300,359.

Greenwich Capital Market, 1.01%, in the principal amount of $75,000,000, repurchase price $75,004,208, due 1/2/04. The value of the collateral including accrued interest was $76,501,470.

UBS Securities, 1.00%, in the principal amount of $75,000,000, repurchase price $75,004,167, due 1/2/04. The value of the collateral including accrued interest was $76,503,568.

Special Money Market Fund, Inc./Money Market Series	19

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended December 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00

Income from investment operations
Net investment income and net realized gains	.001
Dividends and distributions to shareholders	(.001)

Net asset value, end of period	$1.00

Total Return(a):	.10%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,805
Average net assets (000)	$2,859
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.99	%(c)
Expenses, excluding distribution and service (12b-1) fees	.86	%(c)
Net investment income	.20	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class A shares.
(c)	Annualized.

See Notes to Financial Statements

20

Class A

Year Ended June 30,		January 26, 2001(b) Through June 30, 2001

2003	2002

$1.00	$1.00	$1.00

.007	.019	.018
(.007)	(.019)	(.018)

$1.00	$1.00	$1.00

.71%	1.98%	1.90%

$2,574	$2,164	$1,681
$2,474	$2,082	$276

.91%	.87%	.83	%(c)
.78%	.74%	.70	%(c)
.66%	1.87%	4.23	%(c)

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	21

Financial Highlights

(Unaudited) Cont’d

	Class B	Class B
	Six Months Ended December 31, 2003	September 9, 2002 (b) Through June 30, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations
Net investment income and net realized gains	0.002	.006
Dividends and distributions to shareholders	(0.002)	(.006)

Net asset value, end of period	$1.00	$1.000

Total Return(a):	.16%	.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,656	$6,008
Average net assets (000)	$5,293	$4,394
Ratios to average net assets:(c)
Expenses, including distribution and service (12b-1) fees	.86%	.78%
Expenses, excluding distribution and service (12b-1) fees	.86%	.78%
Net investment income	.32%	.65%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class B shares. (See Note 4).
(c)	Annualized.

See Notes to Financial Statements

22

	Class C	Class C
	Six Months Ended December 31, 2003	September 9, 2002 (b) Through June 30, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations
Net investment income and net realized gains	0.002	.006
Dividends and distributions to shareholders	(0.002)	(.006)

Net asset value, end of period	$1.00	$1.00

Total Return(a):	.16%	.64%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,083	$2,183
Average net assets (000)	$2,127	$1,811
Ratios to average net assets:(c)
Expenses, including distribution and service (12b-1) fees	.86%	.78%
Expenses, excluding distribution and service (12b-1) fees	.86%	.78%
Net investment income	.32%	.67%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class C shares. (See Note 4).
(c)	Annualized.

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	23

Financial Highlights

(Unaudited) Cont’d

	Class B/C
	Six Months Ended December 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00

Income from investment operations
Net investment income and net realized gains	0.002
Dividends and distributions to shareholders	(0.002)

Net asset value, end of period	$1.00

Total Return(a):	.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$151,878
Average net assets (000)	$175,231
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(b)
Expenses, excluding distribution and service (12b-1) fees	.86	%(b)
Net investment income	.32	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements

24

Class B/C

Year Ended June 30,

2003	2002	2001	2000	1999

$1.00	$1.00	$1.00	$1.00	$1.00

.008	.020	.054	.052	.047
(.008)	(.020)	(.054)	(.052)	(.047)

$1.00	$1.00	$1.00	$1.00	$1.00

.84%	2.11%	5.63%	5.32%	4.80%

$193,130	$223,296	$263,196	$229,247	$320,524
$236,506	$246,999	$252,744	$308,237	$330,135

.78%	.74%	.70%	.68%	.65%
.78%	.74%	.70%	.68%	.65%
.84%	2.11%	5.36%	5.17%	4.71%

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	25

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended December 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.00

Income from investment operations
Net investment income and net realized gains	.002
Dividends and distributions to shareholders	(.002)

Net asset value, end of period	$1.00

Total Return(a):	.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,943
Average net assets (000)	$2,754
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.86	%(e)
Expenses, excluding distribution and service (12b-1) fees	.86	%(e)
Net investment income	.32	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Commencement of offering of Class Z shares.
(c)	Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d)	Figure is actual and not rounded to nearest thousand.
(e)	Annualized.

See Notes to Financial Statements

26

Class Z

Year Ended June 30,		January 26, 2001(b) Through June 30, 2001

2003	2002

$1.00	$1.00	$1.00

.008	.014	.001
(.008)	(.014)	(.001)

$1.00	$1.00	$1.00

.84%	1.43%	.08%

$2,515	$643	$50	(d)
$1,419	$83	$50	(d)

.78%	.74%	.70	%(c)
.78%	.74%	.70	%(c)
.67%	1.27%	2.43	%(c)

See Notes to Financial Statements

Special Money Market Fund, Inc./Money Market Series	27

Special Money Market Fund

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders was held on July 2, 2003, and adjourned to July 24, 2003 and further adjourned to August 8, 2003. At such meetings the shareholders approved the following proposals:

1)*	To approve the election of ten (10) directors to the Board of Directors, as follows:

•	David E.A. Carson
•	Robert E. La Blanc
•	Robert F. Gunia
•	Douglas H. McCorkindale
•	Stephen P. Munn†
•	Richard A. Redeker
•	Judy A. Rice
•	Robin B. Smith
•	Stephen Stoneburn
•	Clay T. Whitehead

The result of the proxy solicitation on the preceding matter was:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E.A. Carson	144,825,472	—	7,159,290	—
Robert E. La Blanc	144,749,930	—	7,234,832	—
Robert F. Gunia	144,790,487	—	7,194,275	—
Douglas H. McCorkindale	144,819,993	—	7,164,769	—
Stephen P. Munn†	144,832,429	—	7,152,333	—
Richard A. Redeker	144,859,533	—	7,125,229	—
Judy A. Rice	144,681,021	—	7,303,741	—
Robin B. Smith	144,682,716	—	7,302,046	—
Stephen Stoneburn	144,860,552	—	7,124,210	—
Clay T. Whitehead	144,799,973	—	7,184,789	—

†Mr.	Munn ceased being a director effective November 30, 2003.

28

2)*	To Permit the Manager to Enter into, or make material changes to, Subadvisory Agreements without shareholder approval.

For	Against	Abstain
112,758,334	14,195,298	4,927,078

3)*	To Permit an amendment to the Management Contract Between PI and the Company.

For	Against	Abstain
135,770,251	10,535,148	5,679,363

4a)*	To approve changes to fundamental investment restrictions or policies, relating to: fund diversification.

For	Against	Abstain
117,619,227	9,690,288	4,571,145

4b)*	To approve changes to fundamental investment restrictions or policies, relating to: issuing senior securities, borrowing money or pledging assets.

For	Against	Abstain
115,398,238	11,714,696	4,767,776

4c)*	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling real estate.

For	Against	Abstain
117,292,938	10,026,590	4,561,182

4d)*	To approve changes to fundamental investment restrictions or policies, relating to: buying and selling commodities and commodity contracts.

For	Against	Abstain
116,630,284	10,648,297	4,602,129

4e)*	To approve changes to fundamental investment restrictions or policies, relating to: fund concentration.

For	Against	Abstain
116,634,069	10,041,164	5,205,477

4f)*	To approve changes to fundamental investment restrictions or policies, relating to: making loans.

For	Against	Abstain
115,645,095	11,385,874	4,849,741

Special Money Market Fund, Inc./Money Market Series	29

4g)*	To approve changes to fundamental investment restrictions or policies, relating to: other investment restrictions, including investing in securities of other investment companies.

For	Against	Abstain
115,897,887	10,801,993	5,180,830

5)**	To approve amendments to the Company’s Articles of Incorporation.

For	Against	Abstain
117,328,171	9,719,371	4,833,168

*	Approved at the July 2, 2003 meeting.
**	Approved at the August 8, 2003 meeting.

30

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com www.strategicpartners.com

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Special Money Market Fund, Inc.
Share Class	A	B	C	B/C	Z

Nasdaq	N/A	N/A	N/A	PBSXX	N/A
CUSIP	84741P102	84741P508	84741P607	84741P201	84741P300

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Special Money Market Fund, Inc.
Share Class	A	B	C	B/C	Z

Nasdaq	N/A	N/A	N/A	PBSXX	N/A
CUSIP	84741P102	84741P508	84741P607	84741P201	84741P300

MF141E2     IFS-AO87913

Item 2—Code of Ethics—Not required as this is not an annual filing.

Item 3—Audit Committee Financial Expert—

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4—Principal Accountant Fees and Services—Not required in this filing

Item 5—Reserved

Item 6—Reserved

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—Not required in this filing

Item 8—Reserved

Item 9—Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10—Exhibits

(a) Code of Ethics—Not applicable with semi-annual filing

(b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act—Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Money Market Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain

Jonathan D. Shain Assistant Secretary

Date February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date February 23, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date February 23, 2004

*	Print the name and title of each signing officer under his or her signature.